                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated July 6, 2001 to the
             Statement of Additional Information dated March 1, 2001
                  as supplemented May 4, 2001 and June 14, 2001


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 63 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated July 6, 2001 to the
             Statement of Additional Information dated March 1, 2001
                          as supplemented June 14, 2001


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 67 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                      Supplement dated July 6, 2001 to the
             Statement of Additional Information dated March 1, 2001
                          as supplemented June 14, 2001


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 55 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the fund will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.